OLSTEIN ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Advertising Agencies - 1.5%
Omnicom Group, Inc. (a)	124,000	$7,823,160

Aerospace & Defense - 2.1%
L3Harris Technologies, Inc.	20,000	4,156,600
Raytheon Technologies Corporation	87,000	7,121,820
		11,278,420
Air Delivery & Freight Services - 2.8%
FedEx Corporation	47,000	6,978,090
United Parcel Service, Inc. - Class B (a)	50,000	8,077,000
		15,055,090
Airlines - 2.4%
Delta Air Lines, Inc. (b)	276,000	7,744,560
Southwest Airlines Company (b)	172,000	5,304,480
		13,049,040
Auto Manufacturers - 1.3%
General Motors Company	212,000	6,803,080

Automobiles - 1.0%
Winnebago Industries, Inc. (a)	97,987	5,213,888

Beverages - 0.4%
Keurig Dr. Pepper, Inc.	55,000	1,970,100

Building Products - 1.3%
Carrier Global Corporation	195,000	6,934,200

Capital Markets - 1.5%
Goldman Sachs Group, Inc.	27,500	8,058,875

Chemicals - 3.4%
Corteva, Inc.	134,000	7,658,100
Eastman Chemical Company	75,000	5,328,750
Scotts Miracle-Gro Company - Class A (a)	119,200	5,095,800
		18,082,650
Commercial Banks - 5.7%
Citizens Financial Group, Inc.	172,000	5,909,920
Fifth Third Bancorp	182,000	5,816,720
Prosperity Bancshares, Inc.	72,889	4,860,238
U.S. Bancorp (a)	163,000	6,572,160
Wells Fargo & Company	177,000	7,118,940
		30,277,978
Commercial Services - 1.3%
Moody's Corporation	17,000	4,132,870
S&P Global, Inc.	8,500	2,595,475
		6,728,345
Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	168,303	6,434,224

Communications Equipment - 1.9%
Cisco Systems, Inc.	249,000	9,960,000

Computers - 1.2%
Apple, Inc.	48,500	6,702,700

Consumer Finance - 4.4%
American Express Company	44,000	5,936,040
Equifax, Inc. (a)	40,000	6,857,200
MasterCard, Inc. - Class A	17,000	4,833,780
Visa, Inc. - Class A (a)	33,000	5,862,450
		23,489,470
Containers & Packaging - 1.2%
WestRock Company	202,000	6,239,780

Distributors - 1.1%
LKQ Corporation	126,000	5,940,900

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. - Class B (b)	11,000	2,937,220
Invesco Ltd. (c)	464,200	6,359,540
		9,296,760
E-Commerce - 1.2%
eBay, Inc.	173,000	6,368,130

Electrical Equipment - 1.7%
Generac Holdings, Inc. (a)(b)	50,000	8,907,000

Electronics - 1.5%
Sensata Technologies Holding PLC (c)	212,771	7,932,103

Energy Equipment & Services - 0.9%
Schlumberger Ltd. (c)	140,000	5,026,000

Entertainment - 1.7%
Warner Bros Discovery, Inc. (b)	777,900	8,945,850

Food & Drug Retailers - 2.9%
CVS Health Corporation	76,000	7,248,120
Walgreens Boots Alliance, Inc.	266,000	8,352,400
		15,600,520
Food Products - 0.6%
Hormel Foods Corporation	67,000	3,044,480

Health Care Equipment & Supplies - 6.9%
Baxter International, Inc.	167,000	8,994,620
Becton, Dickinson and Company	37,000	8,244,710
Hologic, Inc. (b)	92,000	5,935,840
Medtronic PLC (c)	77,000	6,217,750
Zimmer Biomet Holdings, Inc.	70,000	7,318,500
		36,711,420
Health Care Providers & Services - 3.4%
Quest Diagnostics Inc.	67,400	8,269,306
UnitedHealth Group, Inc.	8,700	4,393,848
Universal Health Services, Inc. - Class B	63,000	5,555,340
		18,218,494
Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc. (b)	4,200	6,901,482
Denny's Corporation (b)	559,370	5,263,672
		12,165,154
Household Durables - 1.2%
Mohawk Industries, Inc. (a)(b)	73,000	6,656,870

Household Products - 2.5%
Kimberly-Clark Corporation	58,000	6,527,320
Reynolds Consumer Products, Inc. (a)	262,750	6,834,127
		13,361,447
Industrial Equipment Wholesale - 1.3%
WESCO International, Inc. (b)	60,000	7,162,800

Insurance - 2.6%
Marsh & McLennan Companies, Inc.	17,000	2,537,930
Travelers Companies, Inc.	27,000	4,136,400
Willis Towers Watson PLC (c)	37,000	7,434,780
		14,109,110
Interactive Media & Services - 1.2%
Meta Platforms, Inc. - Class A (b)	48,000	6,512,640

Internet Software & Services - 1.9%
Alphabet, Inc. - Class C (b)	104,000	9,999,600

IT Services - 2.9%
Fidelity National Information Services, Inc.	100,500	7,594,785
SS&C Technologies Holdings, Inc.	169,000	8,069,750
		15,664,535
Machinery - 3.2%
Cummins, Inc.	39,300	7,997,943
Fortive Corp.	54,059	3,151,640
Stanley Black & Decker, Inc. (a)	79,000	5,941,590
		17,091,173
Materials - 0.9%
Axalta Coating Systems Ltd. (b)(c)	239,100	5,035,446

Media - 2.7%
Comcast Corporation - Class A	218,000	6,393,940
Walt Disney Company (b)	85,000	8,018,050
		14,411,990
Pharmaceuticals - 1.8%
Johnson & Johnson	58,000	9,474,880

Real Estate Management & Development - 3.1%
CBRE Group, Inc. - Class A (b)	95,000	6,413,450
Cushman & Wakefield PLC (b)(c)	318,300	3,644,535
Jones Lang LaSalle, Inc. (b)	44,500	6,722,615
		16,780,600
Restaurants - 2.9%
Cracker Barrel Old Country Store, Inc. (a)	58,500	5,415,930
Dine Brands Global, Inc. (a)	108,000	6,864,480
McDonald's Corporation	15,000	3,461,100
		15,741,510
Semiconductors & Semiconductor Equipment - 3.5%
Intel Corporation	301,000	7,756,770
Kulicke and Soffa Industries, Inc. (a)	184,000	7,089,520
Texas Instruments, Inc.	27,000	4,179,060
		19,025,350
Software - 2.5%
Microsoft Corporation	30,000	6,987,000
Oracle Corporation	106,000	6,473,420
		13,460,420
Telecommunications - 1.6%
Corning, Inc.	294,000	8,531,880

Textiles, Apparel & Luxury Goods - 1.1%
Tapestry, Inc.	205,450	5,840,943

TOTAL COMMON STOCKS (Cost $554,773,514)		521,119,005

SHORT-TERM INVESTMENTS - 2.8%
Money Market Deposit Account - 2.8%
U.S. Bank N.A., 2.65% (d)
Total Money Market Deposit Account	15,048,976	15,048,976
TOTAL SHORT-TERM INVESTMENTS (Cost $15,048,976)		15,048,976

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 14.6%
Investment Company - 14.6%
Mount Vernon Liquid Assets Portfolio, LLC., 3.18% (e)
Total Investment Company	78,109,380	78,109,380
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $78,109,380)		78,109,380

TOTAL INVESTMENTS - 114.8%
(Cost $647,931,870)		614,277,361
OTHER ASSETS & LIABILITIES, NET - (14.8)%		(79,038,536)
TOTAL NET ASSETS - 100.0%		$535,238,825

PLC- Public Limited Company
(a)	All or a portion of this security was out on loan at September 30, 2022. Total loaned securities had a value of $75,813,893 at September 30, 2022.
(b)	Non-income producing security.
(c)	U.S. Dollar-denominated foreign security.
(d)
The Money Market Deposit Account (the "MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of September 30, 2022.

(e)	The rate quoted is the annualized seven-day yield for the Fund as of September 30, 2022.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2022:

	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$521,119,005	$-	$-	$521,119,005
Short-Term Investment	-	15,048,976	-	-	15,048,976
Investment Purchased with the Cash Proceeds From Securities Lending*	78,109,380	-	-	-	78,109,380
Total Investments in Securities	$78,109,380	$536,167,981	$-	$-	$614,277,361

*Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.
Refer to the Schedule of Investments for further information on the classification of investments.

OLSTEIN ALL CAP VALUE FUND
Sector Allocation
September 30, 2022

17.4%
Industrials	17.3%
Information Technology	16.3%
Financials	14.8%
Consumer Discretionary	12.1%
Health Care	12.0%
Communication Services	8.9%
Consumer Staples	6.4%
Materials	5.5%
Real Estate	3.1%
Energy	1.0%
Liabilities in Excess of Other Assets	-14.8%

	Level 1	Level 2	Level 3	Total
All Cap Value Fund
Equity
Industrials	$92,769,146	$–	$–	$92,769,146
Information Technology	87,139,438	–	–	87,139,438
Financials	79,240,889	–	–	79,240,889
Consumer Discretionary	64,730,475	–	–	64,730,475
Health Care	64,404,794	–	–	64,404,794
Communication Services	47,693,240	–	–	47,693,240
Consumer Staples	33,976,547	–	–	33,976,547
Materials	29,357,876	–	–	29,357,876
Real Estate	16,780,600	–	–	16,780,600
Energy	5,026,000	–	–	5,026,000
Total Equity	521,119,005	–	–	521,119,005
Short-Term Investments	15,048,976	–	–	93,158,356
Total Investments in Securities	$536,167,981	$–	$–	$614,277,361